Goodwill - Summary of goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	$ 797	$ 826
Adjustment on currency translation	(45)	(29)
Company no longer consolidated	(25)	0
Goodwill at end of period	727	797
Richards Bay Minerals
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	370
Goodwill at end of period	364	370
Pilbara
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	342
Goodwill at end of period	310	342
Dampier Salt
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	85
Goodwill at end of period	53	85
- cost
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	16,237	15,974
Goodwill at end of period	14,959	16,237
- accumulated impairment
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	(15,440)	(15,148)
Goodwill at end of period	$ (14,232)	$ (15,440)